NOTE 2 - GOING CONCERN	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Going Concern Note

NOTE 2 - GOING CONCERN

Ardent Mines has incurred net losses since inception and has a negative working capital at September 30, 2011. The ability of Ardent Mines to emerge from the exploration stage with respect to any planned principal business activity is dependent upon its successful efforts to raise additional equity financing and/or attain profitable mining operations. Management has plans to seek additional capital through a private placement and public offering of its common stock. There is no guarantee that Ardent Mines will be able to complete any of the above objectives. These factors raise substantial doubt regarding  Ardent Mines' ability to continue as a going concern.

NOTE 2 – GOING CONCERN

Ardent Mines has incurred net losses since inception and has a negative working capital at June 30, 2011. The ability of Ardent Mines to emerge from the exploration stage with respect to any planned principal business activity is dependent upon its successful efforts to raise additional equity financing and/or attain profitable mining operations. Management has plans to seek additional capital through a private placement and public offering of its common stock. There is no guarantee that Ardent Mines will be able to complete any of the above objectives. These factors raise substantial doubt regarding the Ardent Mines’ ability to continue as a going concern.